FPA PARAMOUNT FUND, INC.
SUPPLEMENT DATED AUGUST 23, 2013, TO PROSPECTUS DATED JANUARY 30, 2013

Effective September 1, 2013, Gregory A. Herr and Pierre O. Py will be appointed as the sole Portfolio Managers of FPA Paramount Fund, Inc. (the "Fund").

The Fund's Prospectus is revised as described below.

The Section in the Summary portion of the Fund's Prospectus entitled "Portfolio Managers" is deleted and replaced as follows:

Portfolio Managers. Gregory A. Herr and Pierre O. Py, each of whom is a Co-President and Co-Chief Investment Officer of the Fund, and Managing Director of the Adviser, have served as portfolio managers since 2011.

The Section in the Fund's Prospectus entitled "Portfolio Managers" under the Section "MANAGEMENT AND ORGANIZATION" is deleted and replaced as follows:

Portfolio Managers

Gregory A. Herr and Pierre O. Py are primarily responsible for the day-to-day management of the Fund's portfolio.

Mr. Herr currently serves as the Co-President and Co-Chief Investment Officer of the Fund and Managing Director of the Adviser since 2013. Mr. Herr also serves as Vice President and Portfolio Manager of FPA Perennial Fund, Inc. (since 2013) and of Source Capital, Inc. (since 2013). Mr. Herr served as Vice President and Portfolio Manager of the Fund from 2011 to 2013 and Vice President of the Adviser from 2007 to 2013.

Mr. Py currently serves as the Co-President and Co-Chief Investment Officer and Managing Director of the Adviser since 2013. Mr. Py also serves as Portfolio Manager of FPA International Value Fund (since 2011). Mr. Py served as Vice President and Portfolio Manager of the Fund from 2011 to 2013, Vice President of the Adviser from 2011 to 2013, and as a senior international investment analyst at Harris Associates from 2005 to 2010.

FPA International Value Fund, FPA Perennial Fund, Inc. and Source Capital, Inc. are other registered investment companies managed by the Adviser. The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of shares of the Fund.

The first paragraph in the Section in the Fund's Prospectus entitled "Dividends and Other Distributions" under the Section "DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES" is deleted and replaced as follows:

Dividends and Other Distributions

The Fund earns income from its investments and distributes that income, if and to the extent it exceeds expenses, to its shareholders as dividends. The Fund also realizes capital gains and losses from the sale or exchange of its investments and distributes any net capital gains to its shareholders as capital gain distributions (as used in this section, together with income dividends, "distributions"). The Fund distributes any distributions at least annually. In connection with the leadership change, it is expected that current holdings in the Fund will be sized down or sold over time, in order to redeploy capital into investment opportunities the Portfolio Managers find most compelling. Some of these changes could occur over a short period of time and may likely result in the Fund paying significantly higher taxable distributions of capital gains than in prior years.

FPA PARAMOUNT FUND, INC.

SUPPLEMENT DATED AUGUST 23, 2013 TO STATEMENT OF ADDITIONAL

INFORMATION DATED JANUARY 30, 2013

Effective September 1, 2013, Gregory A. Herr and Pierre O. Py will be appointed as the sole Portfolio Managers of FPA Paramount Fund, Inc.  (the “Fund”).

The Fund’s Statement of Additional Information is revised as described below.

The Section in the Fund’s Statement of Additional Information entitled “FUND DIRECTORS” is deleted and replaced as follows:

FUND DIRECTORS

NAME, ADDRESS* AND AGE	POSITION WITH FUND	YEAR FIRST ELECTED AS DIRECTOR OF THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FPA FUND BOARDS ON WHICH DIRECTOR SERVES	OTHER DIRECTORSHIPS HELD BY DIRECTOR

“NON-INTERESTED” DIRECTORS

Thomas P. Merrick, 76	Director	2008	Private consultant. President of Strategic Planning Consultants for more than the past five years. Director/Trustee of Source Capital, Inc. (since February 2006), of FPA Perennial Fund, Inc. (since August 2008), of FPA Capital Fund, Inc. (since July 2009), of FPA Funds Trust (since July 2009), and of FPA New Income, Inc. (since July 2009). Former Executive Committee member and Vice President of Fluor Corporation, responsible for strategic planning, from 1993 to 1998.	7	-0-

Alfred E. Osborne, Jr., 68	Director	2013	Senior Associate Dean at the UCLA Anderson Graduate School of Management. Dr. Osborne has been at UCLA since 1972. Director/trustee of FPA Capital Fund, Inc., FPA New Income, Inc. and FPA Funds Trust for more than the past five years.	5	Kaiser Aluminum, Wedbush, Inc., and Heckmann Corporation

A.Robert Pisano, 70	Director	2012	Retired. Director/Trustee of FPA Perennial Fund, Inc. (since July 2012), of FPA Funds Trust (since January 2013), of FPA New Income, Inc. (since January 2013), of FPA Capital Fund, Inc. (since March 2013), and of Source Capital, Inc. (since January 2013). Chairman of the Board of The Motion Picture and Television Fund. Lead Independent Director of Resources Global Professionals. Former President and Chief Operating Officer of the Motion Picture Association of America, Inc. from 2005 to 2011.	7	Resources Global Professionals, The Motion Picture and Television Fund

NAME, ADDRESS* AND AGE	POSITION WITH FUND	YEAR FIRST ELECTED AS DIRECTOR OF THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FPA FUND BOARDS ON WHICH DIRECTOR SERVES	OTHER DIRECTORSHIPS HELD BY DIRECTOR

Patrick B. Purcell, 70	Director	2012	Retired. Director/Trustee of Source Capital, Inc. (since May 2010), of FPA Perennial Fund, Inc. (since July 2012), of FPA Funds Trust, of FPA Capital Fund, Inc., and of FPA New Income, Inc. Former Executive Vice President, Chief Financial and Administrative Officer of Paramount Pictures from 1983 to 1998.	7	The Motion Picture and Television Fund

Allan M. Rudnick, 73	Director & Chairman of the Board	2012	Private Investor. Director/Trustee of Source Capital, Inc. (since May 2012), of FPA Perennial Fund, Inc. (since July 2012), of FPA Funds Trust (since January 2010), of FPA Capital Fund, Inc. (since January 2010) and of FPA New Income, Inc. (since January 2010). Former Co-founder and Chief Investment Officer of Kayne Anderson Rudnick Investment Management (“KAR”) in 1989. Prior to his retirement in December 2007, Mr. Rudnick served as President, Chief Executive Officer, and Chairman of the Board (2001) of KAR.	7	-0-

“INTERESTED” DIRECTOR**

Eric S. Ende, 68	Director	2000	Partner of First Pacific Advisors, LLC (since October 2006). Director, President and Portfolio Manager for more than the past five years of FPA Perennial Fund, Inc.; Director, President and Chief Investment Officer for more than the past five years of Source Capital, Inc.; and Vice President of FPA Capital Fund, Inc., of FPA New Income, Inc. and of FPA Funds Trust for more than the past five years. Senior Vice President of First Pacific Advisors, Inc. from December 1994 to September 2006.	3	-0-

*                                         The address for each Director is 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064.

**                                  “Interested person” within the meaning of the 1940 Act by virtue of an affiliation with the Fund’s Adviser.

The Section in the Fund’s Statement of Additional Information entitled “OFFICERS” is deleted and replaced as follows:

OFFICERS

NAME/AGE/ADDRESS*	POSITION WITH FUND	YEAR FIRST ELECTED AN OFFICER OF THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Gregory A. Herr, 41	Co-President & Co-Chief Investment Officer	2011

Managing Director of First Pacific Advisors, LLC (since August 2013). Vice President and Portfolio Manager of FPA Perennial Fund, Inc. (since August 2013) and of Source Capital, Inc. (since August 2013). Vice President of First Pacific Advisors, LLC from April 2007 to August 2013.

Pierre 0. Py, 37	Co-President & Co-Chief Investment Officer	2011

Managing Director of First Pacific Advisors, LLC (since January 2013). Portfolio Manager of FPA International Value Fund (since December 2011). Vice President of First Pacific Advisors, LLC from September 2011 to December 2012; senior international investment analyst at Harris Associates from October 2005 to December 2010.

J. Richard Atwood, 53	Treasurer	1997

Managing Partner and Chief Operating Officer, Chief Financial Officer and Treasurer of First Pacific Advisors, LLC for more than the past five years. Treasurer of each FPA Fund for more than the past five years (since December 2011 for FPA International Value Fund).

Sherry Sasaki, 58	Secretary	1982

Assistant Vice President and Secretary of First Pacific Advisors, LLC for more than the past five years; and Secretary of each FPA Fund for more than the past five years (since December 2011 for FPA International Value Fund).

Christopher H. Thomas, 56	Chief Compliance Officer	1995

Vice President and Chief Compliance Officer of First Pacific Advisors, LLC; and Chief Compliance Officer of each FPA Fund for more than the past five years (since December 2011 for FPA International Value Fund).

E. Lake Setzler III, 46	Assistant Treasurer	2006

Senior Vice President (since January 2013) and Controller of First Pacific Advisors, LLC; and Assistant Treasurer of each FPA Fund for more than the past five years (since December 2011 for FPA International Value Fund). Vice President of First Pacific Advisors, LLC from December 2005 to December 2012.

Michael P. Gomez, 28	Assistant Vice President	2012

Assistant Vice President and Assistant Controller of First Pacific Advisors, LLC (since June 2010); and Assistant Vice President of each FPA Fund (since February 2012). Former Experienced Associate/in-charge within the Financial Services-Investment Management Group at PricewaterhouseCoopers LLP from September 2007 to May 2010.

*                                         The address of each officer is 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064.

The first two paragraphs in the Section in the Fund’s Statement of Additional Information entitled “OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS” are deleted and replaced as follows:

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS.  Mr. Herr is also responsible, with two Partners of the Adviser, for the day-to-day management of one open-end investment company, one closed-end investment company, and two other accounts, with total aggregate assets of $886.7 million at June 30, 2013.  None of these accounts have an advisory fee based on the performance of the account.

Mr. Py is responsible for the day-to-day management of one open-end investment company and one other account, with total aggregate assets of $112.5 at June 30, 2013. None of these accounts have an advisory fee based on the performance of the account.

The Section in the Fund’s Statement of Additional Information entitled “OWNERSHIP OF SECURITIES” is deleted and replaced as follows:

OWNERSHIP OF SECURITIES. The dollar value of shares of the Fund owned at August 20, 2013 by Mr. Herr was between $10,001 and $50,000, and by Mr. Py was none.